EQUITY (Details) - USD ($)			12 Months Ended
	May 07, 2024	Feb. 29, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Jul. 25, 2023	Dec. 03, 2021
EQUITY
Common stock, voting rights			eighteen
Amount of cash or other assets transferred					$ 0
Peak Consulting Services Limited
EQUITY
Fair market value on transaction date	$ 1,875,002
China
EQUITY
Restricted amounts as determined pursuant to PRC statutory laws			$ 316,684	$ 275,150
Total restricted net assets			$ 7,851,132	$ 6,732,073
Class A ordinary shares
EQUITY
Common stock, voting rights			one
Common stock, conversion basis			no
Ordinary shares, shares issued			2,334,353	674,949
Class A ordinary shares | Peak Consulting Services Limited
EQUITY
Consideration in shares	694,445	694,445
Class A ordinary shares | 2021 Performance Incentive Plan
EQUITY
Shares issued				168,000	101,440
Fair market value of shares issued				$ 1,450,000	$ 2,888,787
Stock-based compensation expense				$ 1,450,000	$ 2,888,787
Common stock, capital shares reserved							200,000
Ordinary shares, shares issued			199,440
Class A ordinary shares | 2023 Performance Incentive Plan
EQUITY
Shares issued			898,000
Fair market value of shares issued			$ 2,818,565
Stock-based compensation expense			$ 2,818,565
Common stock, capital shares reserved						1,000,000
Ordinary shares, shares issued			968,000
Class B ordinary shares
EQUITY
Common stock, conversion basis			one
Ordinary shares, shares issued			50,000	50,000
TRX, ZJ
EQUITY
Amount of cash transferred				$ 15,000
TRX HK
EQUITY
Amount of cash transferred				600
TRX BJ
EQUITY
Amount of cash transferred				$ 700
Subsidiary in Hong Kong, the VIE and the VIE's subsidiary
EQUITY
Amount of cash transferred			$ 600